Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–48.93%
Aerospace & Defense–0.94%

Boeing Co. (The), 2.20%, 02/04/2026	$400,000	$374,040
L3Harris Technologies, Inc.,

5.40%, 07/31/2033	1,781,000	1,776,513

5.60%, 07/31/2053(b)	1,857,000	1,845,538
Lockheed Martin Corp.,

5.10%, 11/15/2027	1,589,000	1,612,549

5.90%, 11/15/2063	1,155,000	1,245,042
RTX Corp.,

5.75%, 01/15/2029	5,288,000	5,400,624

6.00%, 03/15/2031(b)	3,760,000	3,895,682

5.15%, 02/27/2033(b)	4,816,000	4,732,016

6.10%, 03/15/2034	7,179,000	7,526,510

6.40%, 03/15/2054	8,354,000	9,076,384

Textron, Inc., 6.10%, 11/15/2033	1,854,000	1,907,456

TransDigm, Inc., 6.75%, 08/15/2028(c)	4,650,000	4,664,131

		44,056,485

Air Freight & Logistics–0.14%

United Parcel Service, Inc., 5.05%, 03/03/2053(b)	6,733,000	6,504,891

Apparel, Accessories & Luxury Goods–0.45%
Tapestry, Inc.,

7.00%, 11/27/2026(b)	4,122,000	4,167,662

7.35%, 11/27/2028	5,711,000	5,758,151

7.70%, 11/27/2030(b)	5,195,000	5,269,154

7.85%, 11/27/2033	5,670,000	5,761,338

		20,956,305

Application Software–0.23%
Intuit, Inc.,

5.20%, 09/15/2033	6,482,000	6,536,120

5.50%, 09/15/2053	4,174,000	4,286,096

		10,822,216
Asset Management & Custody Banks–1.05%
Ameriprise Financial, Inc.,

5.70%, 12/15/2028(b)	7,568,000	7,748,532

5.15%, 05/15/2033	5,317,000	5,206,032
Bank of New York Mellon Corp. (The),

5.83%, 10/25/2033(d)	1,585,000	1,615,203

Series J, 4.97%, 04/26/2034(d)	2,759,000	2,630,115

Series I, 3.75%(b)(d)(e)	925,000	771,960

Blackstone Secured Lending Fund, 2.13%, 02/15/2027	4,882,000	4,226,587

Northern Trust Corp., 6.13%, 11/02/2032	1,940,000	2,000,136
State Street Corp.,

5.68%, 11/21/2029(d)	11,897,000	11,999,480

5.16%, 05/18/2034(b)(d)	4,250,000	4,099,649

6.12%, 11/21/2034(d)	8,755,000	8,857,079

		49,154,773

	Principal Amount	Value
Automobile Manufacturers–1.14%
Ford Motor Credit Co. LLC,

6.95%, 06/10/2026(b)	$7,337,000	$7,421,162

7.35%, 11/04/2027	6,318,000	6,504,644

6.80%, 05/12/2028	9,867,000	10,045,939

6.80%, 11/07/2028(b)	6,685,000	6,829,519

7.20%, 06/10/2030(b)	3,756,000	3,885,269

7.12%, 11/07/2033(b)	4,044,000	4,216,631
Hyundai Capital America,

5.60%, 03/30/2028(c)	3,854,000	3,818,305

5.80%, 04/01/2030(b)(c)	848,000	844,694

Mercedes-Benz Finance North America LLC (Germany), 5.10%, 08/03/2028(c)	6,223,000	6,193,890

Toyota Motor Credit Corp., 5.25%, 09/11/2028(b)	3,614,000	3,656,846

		53,416,899

Automotive Parts & Equipment–0.53%
ERAC USA Finance LLC,

4.90%, 05/01/2033(b)(c)	4,771,000	4,571,503

5.40%, 05/01/2053(c)	3,389,000	3,270,456

Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	3,811,000	2,953,150
ZF North America Capital, Inc. (Germany),

6.88%, 04/14/2028(c)	5,242,000	5,319,970

7.13%, 04/14/2030(c)	8,695,000	8,930,895

		25,045,974

Automotive Retail–0.12%

Advance Auto Parts, Inc., 5.95%, 03/09/2028(b)	2,387,000	2,285,517

AutoZone, Inc., 5.20%, 08/01/2033	3,316,000	3,207,253

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	439,000	387,243

		5,880,013

Biotechnology–0.70%
Amgen, Inc.,

5.25%, 03/02/2025	3,152,000	3,140,987

5.15%, 03/02/2028	4,043,000	4,053,302

5.25%, 03/02/2030	1,751,000	1,760,468

5.25%, 03/02/2033	4,512,000	4,468,163

5.60%, 03/02/2043	3,468,000	3,396,642

5.65%, 03/02/2053	6,708,000	6,621,004
Gilead Sciences, Inc.,

5.25%, 10/15/2033(b)	6,340,000	6,365,598

5.55%, 10/15/2053(b)	3,206,000	3,239,041

		33,045,205

Brewers–0.00%

Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(c)	250,000	207,656

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Broadline Retail–0.04%

Alibaba Group Holding Ltd. (China), 4.20%, 12/06/2047	$600,000	$452,023

B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)(f)	600,000	113,353

Falabella S.A. (Chile), 3.75%, 10/30/2027(c)	200,000	170,685

Grupo Axo, S.A.P.I. de C.V. (Mexico), 5.75%, 06/08/2026(c)	800,000	717,848
Prosus N.V. (China),

3.06%, 07/13/2031(c)	200,000	156,564

4.19%, 01/19/2032(c)	200,000	168,421

		1,778,894

Building Products–0.21%
Carrier Global Corp.,

5.90%, 03/15/2034(c)	2,183,000	2,247,499

6.20%, 03/15/2054(c)	2,417,000	2,557,020

Lennox International, Inc., 5.50%, 09/15/2028	5,231,000	5,253,767

		10,058,286

Cable & Satellite–0.61%
CCO Holdings LLC/CCO Holdings Capital Corp.,

6.38%, 09/01/2029(b)(c)	8,833,000	8,528,708

7.38%, 03/01/2031(b)(c)	4,925,000	4,930,417

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	10,334,000	10,589,426

Comcast Corp., 5.50%, 11/15/2032	3,090,000	3,168,264

Cox Communications, Inc., 5.70%, 06/15/2033(c)	1,450,000	1,443,697

		28,660,512

Cargo Ground Transportation–0.42%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,

5.75%, 05/24/2026(c)	1,065,000	1,061,499

5.70%, 02/01/2028(c)	1,647,000	1,638,917

5.55%, 05/01/2028(c)	3,337,000	3,306,013

6.05%, 08/01/2028(c)	3,562,000	3,592,334

6.20%, 06/15/2030(b)(c)	1,663,000	1,685,229

Ryder System, Inc., 6.60%, 12/01/2033	7,934,000	8,342,078

		19,626,070

Casinos & Gaming–0.01%

Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(c)	400,000	339,378

Coal & Consumable Fuels–0.01%

PT Adaro Indonesia (Indonesia), 4.25%, 10/31/2024(c)	400,000	388,204

Commercial & Residential Mortgage Finance–0.36%
Aviation Capital Group LLC,

6.25%, 04/15/2028(c)	2,954,000	2,923,246

6.75%, 10/25/2028(c)	7,880,000	7,986,596

	Principal Amount	Value
Commercial & Residential Mortgage Finance–(continued)

Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(c)(d)	$5,454,000	$5,537,079

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(c)	531,000	480,348

		16,927,269

Commodity Chemicals–0.00%

Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(c)	200,000	162,987

Computer & Electronics Retail–0.05%

Leidos, Inc., 5.75%, 03/15/2033(b)	2,426,000	2,417,317

Construction & Engineering–0.02%

Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(c)(g)	133,586	95,444
Mexico City Airport Trust (Mexico),

3.88%, 04/30/2028(c)	200,000	183,053

5.50%, 07/31/2047(c)	600,000	468,162

Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(c)(g)	208,000	135,247

		881,906

Construction Machinery & Heavy Transportation Equipment– 0.24%

Caterpillar Financial Services Corp., 5.15%, 08/11/2025	11,132,000	11,145,220

Construction Materials–0.01%

CEMEX S.A.B. de C.V. (Mexico), 9.13%(c)(d)(e)	600,000	627,191

Consumer Finance–0.41%
Capital One Financial Corp.,

7.15%, 10/29/2027(d)	4,769,000	4,853,233

6.31%, 06/08/2029(b)(d)	4,216,000	4,193,945

7.62%, 10/30/2031(d)	5,555,000	5,809,372

6.38%, 06/08/2034(d)	3,780,000	3,681,761

General Motors Financial Co., Inc., 5.40%, 04/06/2026	841,000	837,380

		19,375,691

Consumer Staples Merchandise Retail–0.07%

Dollar General Corp., 5.50%, 11/01/2052(b)	1,458,000	1,306,830

Target Corp., 4.80%, 01/15/2053(b)	2,039,000	1,870,867

		3,177,697

Copper–0.07%

Freeport-McMoRan, Inc., 5.40%, 11/14/2034	385,000	365,440
PT Freeport Indonesia (Indonesia),

4.76%, 04/14/2027(c)	217,000	211,892

5.32%, 04/14/2032(c)	2,757,000	2,610,484

		3,187,816

Data Processing & Outsourced Services–0.30%

Concentrix Corp., 6.85%, 08/02/2033	14,215,000	13,957,563

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Distillers & Vintners–0.04%

Brown-Forman Corp., 4.75%, 04/15/2033(b)	$818,000	$805,689

Constellation Brands, Inc., 4.90%, 05/01/2033(b)	949,000	915,211

		1,720,900

Distributors–0.17%

Genuine Parts Co., 6.88%, 11/01/2033	7,626,000	8,101,138

Diversified Banks–9.24%

Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	20,285,000	19,184,944
Australia and New Zealand Banking Group Ltd. (Australia),

6.74%, 12/08/2032(b)(c)	2,457,000	2,535,877

6.75%(c)(d)(e)	2,036,000	2,007,963
Banco Bilbao Vizcaya Argentaria S.A. (Spain),

7.88%, 11/15/2034(d)	6,200,000	6,414,605

9.38%(b)(d)(e)	4,513,000	4,604,275

Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(c)	400,000	365,666

Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(c)(d)	200,000	157,600
Banco Santander S.A. (Spain),

6.53%, 11/07/2027(d)	6,400,000	6,513,996

6.61%, 11/07/2028	5,600,000	5,803,147

9.63%(d)(e)	10,000,000	10,222,380

9.63%(d)(e)	9,200,000	9,625,500

Bangkok Bank PCL (Thailand), 5.50%, 09/21/2033(c)	700,000	688,623
Bank Gospodarstwa Krajowego (Poland),

6.25%, 10/31/2028(c)	550,000	571,965

5.38%, 05/22/2033(c)	200,000	195,513
Bank of America Corp.,

6.44% (SOFR + 1.05%), 02/04/2028(h)	2,215,000	2,178,146

4.95%, 07/22/2028(d)	1,460,000	1,432,996

5.20%, 04/25/2029(d)	7,411,000	7,300,493

5.82%, 09/15/2029(b)(d)	9,957,000	10,050,934

5.02%, 07/22/2033(b)(d)	2,486,000	2,362,941

5.29%, 04/25/2034(d)	3,531,000	3,396,112

5.87%, 09/15/2034(b)(d)	7,899,000	7,928,846

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	3,596,000	3,622,481

Barclays PLC (United Kingdom), 6.69%, 09/13/2034(d)	5,910,000	6,024,390

BBVA Bancomer S.A. (Mexico), 8.45%, 06/29/2038(c)(d)	300,000	301,048
Citigroup, Inc.,

6.17%, 05/25/2034(d)	7,889,000	7,831,356

7.38%(b)(d)(e)	12,273,000	12,167,455

7.63%(b)(d)(e)	11,467,000	11,433,180

Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	2,107,000	2,065,587

	Principal Amount	Value
Diversified Banks–(continued)

Export-Import Bank of India (India), 3.38%, 08/05/2026(c)	$200,000	$190,351
Federation des caisses Desjardins du Quebec (Canada),

5.28%, 01/23/2026(c)(d)	1,580,000	1,566,002

4.55%, 08/23/2027(c)	3,462,000	3,369,335
Fifth Third Bancorp,

2.38%, 01/28/2025	1,411,000	1,356,475

1.71%, 11/01/2027(d)	1,514,000	1,334,172

6.34%, 07/27/2029(d)	1,682,000	1,699,023

4.77%, 07/28/2030(d)	3,750,000	3,508,197

4.34%, 04/25/2033(d)	290,000	254,559
HSBC Holdings PLC (United Kingdom),

5.89%, 08/14/2027(d)	6,156,000	6,169,138

5.21%, 08/11/2028(d)	1,571,000	1,543,780

5.40%, 08/11/2033(d)	540,000	519,639

7.40%, 11/13/2034(d)	4,170,000	4,342,871

6.33%, 03/09/2044(d)	5,149,000	5,234,390
Intesa Sanpaolo S.p.A. (Italy),

7.20%, 11/28/2033(c)	5,194,000	5,263,412

7.80%, 11/28/2053(c)	7,445,000	7,552,501

Israel Discount Bank Ltd. (Israel), 5.38%, 01/26/2028(c)	400,000	385,886
JPMorgan Chase & Co.,

4.85%, 07/25/2028(d)	1,551,000	1,527,572

5.30%, 07/24/2029(d)	6,028,000	6,010,742

6.09%, 10/23/2029(b)(d)	7,800,000	8,030,660

2.96%, 05/13/2031(d)	300,000	255,464

5.72%, 09/14/2033(b)(d)	3,861,000	3,849,122

5.35%, 06/01/2034(d)	11,712,000	11,441,940

6.25%, 10/23/2034(b)(d)	12,021,000	12,560,638

Series W, 6.64% (3 mo. Term SOFR + 1.26%), 05/15/2047(h)	1,122,000	958,093
KeyBank N.A.,

3.30%, 06/01/2025	1,822,000	1,727,177

4.15%, 08/08/2025(b)	1,587,000	1,514,914

5.85%, 11/15/2027(b)	1,862,000	1,801,679
KeyCorp,

3.88%, 05/23/2025(d)	2,102,000	2,034,740

2.55%, 10/01/2029	1,372,000	1,104,219

Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	357,000	331,787

Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag (Hungary), 6.13%, 12/04/2027(c)	325,000	323,465
Manufacturers & Traders Trust Co.,

2.90%, 02/06/2025	3,177,000	3,052,024

4.70%, 01/27/2028	2,807,000	2,638,059

Mitsubishi UFJ Financial Group, Inc. (Japan),

5.24%, 04/19/2029(b)(d)	1,423,000	1,415,261

1.80%, 07/20/2033(d)	2,165,000	2,114,588

5.41%, 04/19/2034(b)(d)	1,526,000	1,512,381

8.20%(b)(d)(e)	10,738,000	11,414,931

Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(b)(d)	2,788,000	2,819,491

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)

Multibank, Inc. (Panama), 7.75%, 02/03/2028(c)	$6,200,000	$6,107,062
National Securities Clearing Corp.,

5.10%, 11/21/2027(c)	3,166,000	3,177,816

5.00%, 05/30/2028(c)	1,999,000	1,997,901
PNC Financial Services Group, Inc. (The),

6.62%, 10/20/2027(b)(d)	8,167,000	8,358,593

5.58%, 06/12/2029(d)	6,825,000	6,779,581

6.04%, 10/28/2033(b)(d)	2,055,000	2,057,583

5.07%, 01/24/2034(d)	2,387,000	2,239,597

6.88%, 10/20/2034(d)	6,762,000	7,182,487

Series V, 6.20%(d)(e)	3,482,000	3,297,220

Series W, 6.25%(b)(d)(e)	5,287,000	4,623,498

Royal Bank of Canada (Canada), 6.09% (SOFR + 0.71%), 01/21/2027(h)	1,500,000	1,483,040
Standard Chartered PLC (United Kingdom),

6.19%, 07/06/2027(c)(d)	2,338,000	2,347,104

6.75%, 02/08/2028(c)(d)	3,815,000	3,866,317

7.02%, 02/08/2030(c)(d)	4,367,000	4,501,869

2.68%, 06/29/2032(c)(d)	3,192,000	2,499,604

6.30%, 07/06/2034(c)(d)	410,000	408,417

7.75%(c)(d)(e)	10,373,000	10,304,931
Sumitomo Mitsui Financial Group, Inc. (Japan),

5.81%, 09/14/2033(b)	7,366,000	7,495,134

6.18%, 07/13/2043(b)	1,960,000	2,048,149
Sumitomo Mitsui Trust Bank Ltd. (Japan),

5.65%, 03/09/2026(c)	1,610,000	1,616,900

5.65%, 09/14/2026(c)	3,018,000	3,033,727

5.55%, 09/14/2028(b)(c)	5,864,000	5,926,047

Synovus Bank, 5.63%, 02/15/2028	2,031,000	1,860,683

Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(b)(d)	3,360,000	3,386,973
U.S. Bancorp,

5.78%, 06/12/2029(b)(d)	5,241,000	5,240,735

4.97%, 07/22/2033(d)	1,252,000	1,120,872

5.85%, 10/21/2033(b)(d)	2,635,000	2,594,312

4.84%, 02/01/2034(d)	4,965,000	4,548,615

5.84%, 06/12/2034(b)(d)	5,003,000	4,928,794

UBS AG (Switzerland), 5.65%, 09/11/2028	4,441,000	4,494,639
Wells Fargo & Co.,

4.81%, 07/25/2028(d)	947,000	924,170

5.57%, 07/25/2029(b)(d)	4,149,000	4,144,344

6.30%, 10/23/2029(b)(d)	5,357,000	5,520,529

4.90%, 07/25/2033(b)(d)	933,000	873,012

5.39%, 04/24/2034(d)	2,308,000	2,221,323

5.56%, 07/25/2034(d)	10,919,000	10,642,751

6.49%, 10/23/2034(d)	14,021,000	14,649,598

7.63%(b)(d)(e)	4,736,000	4,866,283
Westpac Banking Corp. (Australia),

5.41%, 08/10/2033(b)(d)	481,000	452,207

2.67%, 11/15/2035(d)	225,000	175,124

		433,714,238

	Principal Amount	Value
Diversified Capital Markets–0.39%
Credit Suisse Group AG (Switzerland),

4.50%(c)(d)(e)(f)	$5,650,000	$649,750

5.25%(c)(d)(e)(f)	3,522,000	405,030
UBS Group AG (Switzerland),

6.30%, 09/22/2034(c)(d)	6,078,000	6,138,705

9.25%(c)(d)(e)	5,992,000	6,366,057

9.25%(c)(d)(e)	4,679,000	4,900,209

		18,459,751

Diversified Chemicals–0.13%
Braskem Netherlands Finance B.V. (Brazil),

4.50%, 01/31/2030(c)	200,000	164,704

8.50%, 01/12/2031(b)(c)	5,010,000	4,908,548

7.25%, 02/13/2033(b)(c)	400,000	366,300

5.88%, 01/31/2050(c)	200,000	147,811

MEGlobal B.V. (Kuwait), 2.63%, 04/28/2028(c)	200,000	175,891

SABIC Capital II B.V. (Saudi Arabia), 4.50%, 10/10/2028(c)	200,000	193,833

		5,957,087

Diversified Financial Services–0.68%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	223,000	196,675

Apollo Global Management, Inc., 6.38%, 11/15/2033	6,431,000	6,620,623

BOC Aviation (USA) Corp. (China), 4.88%, 05/03/2033(c)	310,000	291,204

Corebridge Financial, Inc., 6.05%, 09/15/2033(c)	5,928,000	6,011,804

Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(c)	9,518,000	9,255,113

OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(c)	9,425,000	9,292,741

Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(c)(g)	44,698	42,057

		31,710,217

Diversified Metals & Mining–0.65%
BHP Billiton Finance (USA) Ltd. (Australia),

5.10%, 09/08/2028(b)	8,113,000	8,147,741

5.25%, 09/08/2030(b)	5,596,000	5,654,124

5.25%, 09/08/2033(b)	10,224,000	10,236,974

5.50%, 09/08/2053(b)	3,204,000	3,257,406

Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(c)	3,583,000	3,346,985

		30,643,230

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified REITs–0.27%
Trust Fibra Uno (Mexico),

5.25%, 12/15/2024(c)	$325,000	$322,412

5.25%, 01/30/2026(b)(c)	7,067,000	6,885,350

4.87%, 01/15/2030(b)(c)	3,434,000	3,076,889

6.39%, 01/15/2050(c)	3,343,000	2,566,574

		12,851,225

Diversified Support Services–0.27%

Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(c)	6,674,000	6,742,849
Ritchie Bros. Holdings, Inc. (Canada),

6.75%, 03/15/2028(c)	1,297,000	1,322,564

7.75%, 03/15/2031(c)	4,665,000	4,846,235

		12,911,648

Drug Retail–0.12%

CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(c)	5,606,000	5,436,214

Electric Utilities–2.30%

Alabama Power Co., 5.85%, 11/15/2033	1,964,000	2,029,710

Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	3,733,000	3,828,086

Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	198,752	142,932

American Electric Power Co., Inc., 5.75%, 11/01/2027	1,580,000	1,606,006
CenterPoint Energy Houston Electric LLC,

5.20%, 10/01/2028	2,978,000	3,005,958

Series AJ, 4.85%, 10/01/2052(b)	1,759,000	1,588,899

Comision Federal de Electricidad (Mexico), 6.26%, 02/15/2052(c)	600,000	487,351
Consolidated Edison Co. of New York, Inc.,

5.50%, 03/15/2034	3,590,000	3,621,985

5.90%, 11/15/2053	5,023,000	5,110,633
Constellation Energy Generation LLC,

6.13%, 01/15/2034	2,203,000	2,263,009

6.50%, 10/01/2053	1,986,000	2,080,353

Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	2,524,000	2,695,791

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	6,116,000	6,047,807

Duke Energy Carolinas LLC, 5.35%, 01/15/2053	2,243,000	2,128,927

Duke Energy Corp., 5.00%, 08/15/2052	1,926,000	1,679,219

Duke Energy Indiana LLC, 5.40%, 04/01/2053	2,717,000	2,574,845

Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(c)	400,000	358,200
Electricite de France S.A. (France),

5.70%, 05/23/2028(b)(c)	1,488,000	1,505,552

9.13%(c)(d)(e)	3,285,000	3,502,175

	Principal Amount	Value
Electric Utilities–(continued)

Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(c)	$200,000	$143,218

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	1,689,000	1,720,177

Evergy Metro, Inc., 4.95%, 04/15/2033	1,360,000	1,307,659

Exelon Corp., 5.60%, 03/15/2053	2,416,000	2,318,076

Florida Power & Light Co., 4.80%, 05/15/2033	1,482,000	1,437,899

Georgia Power Co., 4.95%, 05/17/2033(b)	2,271,000	2,199,179

Greenko Power II Ltd. (India), 4.30%, 12/13/2028(c)	185,500	163,933

Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(c)	200,000	186,941

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	6,181,000	5,657,100

Metropolitan Edison Co., 5.20%, 04/01/2028(c)	1,116,000	1,102,830
MidAmerican Energy Co.,

5.35%, 01/15/2034(b)	1,564,000	1,582,970

5.85%, 09/15/2054	2,801,000	2,870,277

MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(c)	200,000	204,356
National Rural Utilities Cooperative Finance Corp.,

5.80%, 01/15/2033	2,123,000	2,165,800

7.13%, 09/15/2053(d)	4,390,000	4,463,699

NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,453,000	2,462,860

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,316,000	1,274,573

Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033(c)	4,824,000	4,954,542
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),

5.45%, 05/21/2028(c)	200,000	199,101

3.38%, 02/05/2030(c)	200,000	177,261

Public Service Co. of Colorado, 5.25%, 04/01/2053	2,074,000	1,915,544

Public Service Co. of New Hampshire, 5.35%, 10/01/2033(b)	2,077,000	2,090,612

Public Service Electric and Gas Co., 5.13%, 03/15/2053(b)	1,310,000	1,251,669

Sierra Pacific Power Co., 5.90%, 03/15/2054(c)	1,886,000	1,859,308

Southern Co. (The), 5.70%, 10/15/2032(b)	1,220,000	1,238,534

Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	2,493,000	2,524,540

Southwestern Electric Power Co., 5.30%, 04/01/2033	1,821,000	1,749,676

State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(c)	200,000	191,657

Virginia Electric & Power Co., 5.00%, 04/01/2033	1,975,000	1,908,428

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,

7.75%, 10/15/2031(c)	$5,017,000	$5,139,309

6.95%, 10/15/2033(c)	5,066,000	5,175,557

		107,894,723

Electrical Components & Equipment–0.37%
Regal Rexnord Corp.,

6.05%, 04/15/2028(c)	3,328,000	3,276,334

6.30%, 02/15/2030(c)	1,822,000	1,801,466

6.40%, 04/15/2033(c)	2,052,000	2,023,518

Sensata Technologies B.V., 5.88%, 09/01/2030(b)(c)	2,099,000	2,015,695

Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(c)	8,310,000	8,374,402

		17,491,415

Electronic Equipment & Instruments–0.01%

Trimble, Inc., 6.10%, 03/15/2033(b)	423,000	429,259

Electronic Manufacturing Services–0.26%

Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(c)	12,229,000	12,213,714

Environmental & Facilities Services–0.49%

Clean Harbors, Inc., 6.38%, 02/01/2031(b)(c)	3,452,000	3,427,776
Republic Services, Inc.,

4.88%, 04/01/2029	716,000	713,627

5.00%, 04/01/2034	1,495,000	1,466,314
Veralto Corp.,

5.50%, 09/18/2026(c)	5,713,000	5,735,856

5.35%, 09/18/2028(c)	7,344,000	7,332,355

5.45%, 09/18/2033(b)(c)	4,158,000	4,137,209

		22,813,137

Financial Exchanges & Data–0.28%

B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	2,940,000	2,489,390
Intercontinental Exchange, Inc.,

4.95%, 06/15/2052	1,312,000	1,216,281

5.20%, 06/15/2062	2,735,000	2,570,577
Nasdaq, Inc.,

5.35%, 06/28/2028	1,504,000	1,511,669

5.55%, 02/15/2034	2,242,000	2,241,773

5.95%, 08/15/2053(b)	1,039,000	1,053,393

6.10%, 06/28/2063(b)	2,240,000	2,284,017

		13,367,100

Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),

4.50%, 08/01/2024	500,000	493,512

5.15%, 01/29/2050(c)	200,000	150,008

		643,520

Gas Utilities–0.22%
Atmos Energy Corp.,

5.90%, 11/15/2033(b)	2,782,000	2,887,830

6.20%, 11/15/2053(b)	2,153,000	2,326,537

	Principal Amount	Value
Gas Utilities–(continued)

Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(c)	$400,000	$293,092

Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033(b)	2,972,000	2,929,361

Promigas S.A. ESP/Gases del Pacifico SAC (Colombia), 3.75%, 10/16/2029(c)	400,000	337,289

Southwest Gas Corp., 5.45%, 03/23/2028(b)	1,432,000	1,429,748

		10,203,857

Gold–0.00%

Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(c)	200,000	181,197

Health Care Facilities–0.19%

HCA, Inc., 5.90%, 06/01/2053	4,436,000	4,221,066
UPMC,

5.04%, 05/15/2033	3,464,000	3,399,748

5.38%, 05/15/2043	1,151,000	1,101,839

		8,722,653

Health Care REITs–0.02%
Omega Healthcare Investors, Inc.,

3.38%, 02/01/2031	514,000	417,260

3.25%, 04/15/2033(b)	512,000	391,781

		809,041

Health Care Services–0.45%
CVS Health Corp.,

5.00%, 01/30/2029(b)	3,260,000	3,243,061

5.25%, 01/30/2031(b)	453,000	451,052

5.30%, 06/01/2033(b)	3,954,000	3,892,432

5.88%, 06/01/2053(b)	1,648,000	1,615,020

6.00%, 06/01/2063	1,720,000	1,690,581
Piedmont Healthcare, Inc.,

Series 2032, 2.04%, 01/01/2032	531,000	412,843

Series 2042, 2.72%, 01/01/2042	1,912,000	1,276,680

2.86%, 01/01/2052	2,434,000	1,480,989

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	4,240,000	2,364,227

Quest Diagnostics, Inc., 6.40%, 11/30/2033(b)	4,529,000	4,797,414

		21,224,299

Highways & Railtracks–0.02%

TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	1,238,558	1,032,183

Home Improvement Retail–0.47%

Home Depot, Inc. (The), 4.90%, 04/15/2029	7,639,000	7,652,524

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc.,

5.00%, 04/15/2033(b)	$2,840,000	$2,779,482

5.15%, 07/01/2033(b)	3,534,000	3,476,787

5.75%, 07/01/2053(b)	1,065,000	1,050,884

5.80%, 09/15/2062	1,073,000	1,039,373

5.85%, 04/01/2063(b)	6,169,000	5,982,816

		21,981,866

Hotel & Resort REITs–0.01%

Service Properties Trust, 4.95%, 02/15/2027(b)	565,000	494,149

Hotels, Resorts & Cruise Lines–0.22%

Carnival Corp., 7.00%, 08/15/2029(c)	1,799,000	1,835,446
Marriott International, Inc.,

5.55%, 10/15/2028(b)	5,535,000	5,578,293

4.90%, 04/15/2029(b)	2,806,000	2,747,202

		10,160,941

Independent Power Producers & Energy Traders–0.30%

AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(c)	196,419	163,790

Colbun S.A. (Chile), 3.95%, 10/11/2027(c)	200,000	187,752

Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(c)	200,000	183,510
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),

5.38%, 12/30/2030(c)	650,000	488,013

5.38%, 12/30/2030(c)	11,848,000	8,895,358

Vistra Corp., 7.00%(c)(d)(e)	4,491,000	4,269,863

		14,188,286

Industrial Conglomerates–0.10%

Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	3,306,000	3,026,967

Honeywell International, Inc., 5.00%, 02/15/2033(b)	1,713,000	1,720,056

		4,747,023

Industrial Machinery & Supplies & Components–0.28%
Ingersoll Rand, Inc.,

5.40%, 08/14/2028(b)	1,030,000	1,032,903

5.70%, 08/14/2033(b)	3,752,000	3,799,450
Nordson Corp.,

5.60%, 09/15/2028(b)	1,598,000	1,633,686

5.80%, 09/15/2033	2,878,000	2,931,838

nVent Finance S.a.r.l. (United

Kingdom), 5.65%, 05/15/2033	3,926,000	3,779,560

		13,177,437

Industrial REITs–0.31%

Cibanco S.A. Ibm/PLA

Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(c)	200,000	185,573

	Principal Amount	Value
Industrial REITs–(continued)

LXP Industrial Trust, 6.75%, 11/15/2028	$2,460,000	$2,503,937
Prologis L.P.,

4.88%, 06/15/2028(b)	2,970,000	2,943,531

5.13%, 01/15/2034	2,862,000	2,808,329

5.25%, 06/15/2053(b)	6,684,000	6,306,729

		14,748,099

Insurance Brokers–0.42%
Arthur J. Gallagher & Co.,

6.50%, 02/15/2034(b)	3,635,000	3,841,920

6.75%, 02/15/2054	3,901,000	4,243,345
Marsh & McLennan Cos., Inc.,

5.40%, 09/15/2033(b)	5,347,000	5,453,268

5.45%, 03/15/2053(b)	1,302,000	1,273,328

5.70%, 09/15/2053	4,772,000	4,865,836

		19,677,697

Integrated Oil & Gas–0.56%
BP Capital Markets America, Inc.,

4.81%, 02/13/2033(b)	2,047,000	1,987,955

4.89%, 09/11/2033(b)	466,000	454,794

Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	109,135

Empresa Nacional del Petroleo (Chile), 6.15%, 05/10/2033(c)	600,000	583,508

Occidental Petroleum Corp., 4.63%, 06/15/2045	3,146,000	2,367,664
Petroleos Mexicanos (Mexico),

8.75%, 06/02/2029(b)	11,641,000	10,712,102

6.70%, 02/16/2032	7,361,000	5,751,639

10.00%, 02/07/2033(b)	4,260,000	3,980,826

Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(c)	200,000	184,574

		26,132,197

Integrated Telecommunication Services–0.51%

AT&T, Inc., 5.40%, 02/15/2034(b)	4,683,000	4,631,041

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	10,020,000	9,076,904

IHS Holding Ltd. (Nigeria), 5.63%, 11/29/2026(c)	4,630,000	4,006,084

6.25%, 11/29/2028(c)	3,440,000	2,751,312

Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(c)	4,137,000	3,682,696

		24,148,037

Interactive Media & Services–0.17%

Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(c)	300,000	247,997

Match Group Holdings II LLC, 5.63%, 02/15/2029(b)(c)	3,214,000	3,031,204

Meta Platforms, Inc., 5.75%, 05/15/2063	4,518,000	4,601,121

Telecomunicaciones Digitales S.A. (Panama), 4.50%, 01/30/2030(c)	200,000	166,701

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)

Weibo Corp. (China), 3.38%, 07/08/2030	$200,000	$166,635

		8,213,658

Investment Banking & Brokerage–1.77%
Charles Schwab Corp. (The),

5.64%, 05/19/2029(d)	4,004,000	3,991,590

6.20%, 11/17/2029(d)	7,776,000	7,896,152

5.85%, 05/19/2034(d)	4,002,000	3,956,279

6.14%, 08/24/2034(b)(d)	9,981,000	10,012,775

Series K, 5.00%(d)(e)	1,388,000	1,200,566

Goldman Sachs Group, Inc. (The), 6.14% (SOFR + 0.79%), 12/09/2026(h)	2,226,000	2,196,649

Series V, 4.13%(b)(d)(e)	3,227,000	2,726,611

Series W, 7.50%(b)(d)(e)	17,148,000	17,440,408

GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)(c)	4,592,000	4,681,888

Jefferies Financial Group, Inc., 4.15%, 01/23/2030(b)	335,000	304,172
Morgan Stanley,

5.12%, 02/01/2029(d)	1,433,000	1,411,044

5.16%, 04/20/2029(d)	4,722,000	4,645,500

5.45%, 07/20/2029(b)(d)	2,218,000	2,210,647

6.41%, 11/01/2029(d)	6,549,000	6,783,554

5.25%, 04/21/2034(d)	8,258,000	7,915,515

5.42%, 07/21/2034(d)	4,808,000	4,664,959

5.95%, 01/19/2038(d)	1,153,000	1,118,176

		83,156,485

Leisure Products–0.27%

Brunswick Corp., 5.10%, 04/01/2052	1,790,000	1,306,302

Polaris, Inc., 6.95%, 03/15/2029(b)	11,015,000	11,345,749

		12,652,051

Life & Health Insurance–1.75%

Corebridge Global Funding, 5.90%, 09/19/2028(c)	4,305,000	4,357,993
Delaware Life Global Funding,

Series 22-1, 3.31%, 03/10/2025(c)	11,863,000	11,264,393

Series 21-1, 2.66%, 06/29/2026(c)	31,380,000	29,040,704

F&G Annuities & Life, Inc., 7.40%, 01/13/2028	2,916,000	2,953,008

MAG Mutual Holding Co., 4.75%, 04/30/2041(c)(i)	27,101,000	21,842,189

MetLife, Inc., 5.25%, 01/15/2054(b)	4,023,000	3,801,770

Series D, 5.88%(d)(e)	200,000	190,526

Pacific Life Global Funding II, 6.17% (SOFR + 0.80%), 03/30/2025(c)(h)	6,296,000	6,297,216

Principal Financial Group, Inc., 5.38%, 03/15/2033	2,654,000	2,609,458

		82,357,257

Managed Health Care–0.69%
Humana, Inc.,

5.75%, 12/01/2028	3,150,000	3,213,957

5.95%, 03/15/2034	9,448,000	9,721,207

	Principal Amount	Value
Managed Health Care–(continued)
Kaiser Foundation Hospitals, Series 2021,

2.81%, 06/01/2041	$5,883,000	$4,082,866

3.00%, 06/01/2051	4,059,000	2,629,798
UnitedHealth Group, Inc.,

5.25%, 02/15/2028(b)	2,260,000	2,305,394

5.30%, 02/15/2030(b)	3,841,000	3,923,812

5.35%, 02/15/2033(b)	3,301,000	3,371,910

5.05%, 04/15/2053	1,943,000	1,843,011

5.20%, 04/15/2063	1,614,000	1,542,130

		32,634,085

Marine Ports & Services–0.00%

DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(c)	200,000	211,234

Marine Transportation–0.08%

A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	3,740,000	3,731,118

Movies & Entertainment–0.12%

Walt Disney Co. (The), 6.55%, 03/15/2033	24,000	26,397
Warnermedia Holdings, Inc.,

5.05%, 03/15/2042	2,420,000	1,999,771

5.14%, 03/15/2052	1,713,000	1,370,140

5.39%, 03/15/2062	2,654,000	2,116,886

		5,513,194

Multi-line Insurance–0.09%

Allianz SE (Germany), 3.20%(c)(d)(e)	345,000	262,330

Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	4,157,000	4,061,823

		4,324,153

Multi-Sector Holdings–0.01%

SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(c)	300,000	297,751

Multi-Utilities–0.73%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.70%, 04/24/2033(c)	400,000	387,688

Ameren Illinois Co., 4.95%, 06/01/2033	2,310,000	2,248,073

Black Hills Corp., 6.15%, 05/15/2034	6,077,000	6,077,059

Dominion Energy, Inc., 5.38%, 11/15/2032(b)	4,120,000	4,070,284

NiSource, Inc., 5.25%, 03/30/2028	1,029,000	1,028,414

Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	8,405,000	8,578,652

6.13%, 10/15/2033(b)	5,254,000	5,436,221

San Diego Gas & Electric Co., 5.35%, 04/01/2053	5,095,000	4,821,518

WEC Energy Group, Inc., 5.15%, 10/01/2027	1,631,000	1,633,539

		34,281,448

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Office REITs–0.19%

Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	$206,000	$162,577

Brandywine Operating Partnership L.P., 7.80%, 03/15/2028(b)	4,102,000	3,932,332

Highwoods Realty L.P., 7.65%, 02/01/2034(b)	4,353,000	4,379,411

Office Properties Income Trust, 4.50%, 02/01/2025	330,000	294,313

		8,768,633

Oil & Gas Drilling–0.19%

Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(b)	3,010,000	3,073,676

Valaris Ltd., 8.38%, 04/30/2030(c)	5,589,000	5,627,480

		8,701,156

Oil & Gas Equipment & Services–0.05%

Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	4,383,000	2,181,433

Oil & Gas Exploration & Production–1.02%

Apache Corp., 7.75%, 12/15/2029	2,119,000	2,230,119

Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)	4,292,000	4,392,454
Civitas Resources, Inc.,

8.38%, 07/01/2028(c)	4,075,000	4,178,672

8.63%, 11/01/2030(c)	1,883,000	1,952,036

8.75%, 07/01/2031(c)	5,072,000	5,255,703
ConocoPhillips Co.,

5.55%, 03/15/2054	5,311,000	5,298,650

5.70%, 09/15/2063	2,274,000	2,294,255

Gran Tierra Energy, Inc. (Colombia), 9.50%, 10/15/2029(c)	408,000	350,209

Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(c)	4,546,000	4,686,714

Murphy Oil Corp., 6.38%, 07/15/2028(b)	4,384,000	4,358,038

Southwestern Energy Co., 5.38%, 03/15/2030	2,540,000	2,410,259

Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(c)	200,000	184,246

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(c)	4,013,000	4,096,049

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	7,487,000	6,044,255

		47,731,659

Oil & Gas Refining & Marketing–0.26%

Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(c)	8,425,000	8,526,951

Phillips 66 Co., 5.30%, 06/30/2033(b)	3,507,000	3,472,784

Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(c)	200,000	185,607

		12,185,342

	Principal Amount	Value
Oil & Gas Storage & Transportation–2.36%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(c)	$200,000	$184,977

Cheniere Energy Partners L.P., 5.95%, 06/30/2033(c)	3,082,000	3,061,782

Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(c)	1,454,000	1,472,045
Enbridge, Inc. (Canada),

5.70%, 03/08/2033(b)	3,998,000	4,000,243

7.38%, 01/15/2083(b)(d)	2,543,000	2,448,592

7.63%, 01/15/2083(d)	2,236,000	2,119,185

8.50%, 01/15/2084(d)	4,531,000	4,556,718

Series NC5, 8.25%, 01/15/2084(b)(d)	7,162,000	7,167,433
Energy Transfer L.P.,

6.10%, 12/01/2028	2,087,000	2,136,871

6.40%, 12/01/2030(b)	1,629,000	1,693,373

6.55%, 12/01/2033	3,745,000	3,920,217

Genesis Energy L.P./Genesis Energy
Finance Corp.,

8.25%, 01/15/2029	2,180,000	2,157,350

8.88%, 04/15/2030(b)	2,485,000	2,528,355
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),

6.13%, 02/23/2038(c)	4,010,000	4,022,188

6.51%, 02/23/2042(c)	5,385,000	5,396,928
Kinder Morgan, Inc.,

4.80%, 02/01/2033	2,187,000	2,035,032

5.20%, 06/01/2033(b)	3,392,000	3,249,757

5.45%, 08/01/2052(b)	2,814,000	2,520,763
MPLX L.P.,

5.00%, 03/01/2033	2,064,000	1,948,847

4.95%, 03/14/2052	1,572,000	1,313,542
ONEOK, Inc.,

5.65%, 11/01/2028(b)	1,936,000	1,949,718

5.80%, 11/01/2030(b)	2,824,000	2,842,957

6.05%, 09/01/2033(b)	4,847,000	4,936,640

6.63%, 09/01/2053(b)	6,894,000	7,247,768

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	2,252,000	2,288,120

Targa Resources Corp., 6.25%, 07/01/2052	1,345,000	1,311,745

TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(c)	2,210,000	2,239,731

Venture Global LNG, Inc., 9.50%, 02/01/2029(c)	6,578,000	6,791,260

9.88%, 02/01/2032(c)	6,742,000	6,913,700

Western Midstream Operating L.P., 6.15%, 04/01/2033(b)	2,767,000	2,789,042

Williams Cos., Inc. (The), 5.30%, 08/15/2028	9,136,000	9,125,221

4.65%, 08/15/2032(b)	527,000	494,177

5.65%, 03/15/2033	3,968,000	3,983,174

		110,847,451

Other Specialty Retail–0.03%

Tractor Supply Co., 5.25%, 05/15/2033(b)	1,303,000	1,275,992

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–0.89%
Bimbo Bakeries USA, Inc. (Mexico),

6.05%, 01/15/2029(c)	$6,591,000	$6,740,583

6.40%, 01/15/2034(b)(c)	5,585,000	5,947,327

Frigorifico Concepcion S.A. (Paraguay), 7.70%, 07/21/2028(c)	900,000	736,406
J. M. Smucker Co. (The),

5.90%, 11/15/2028(b)	2,787,000	2,854,322

6.20%, 11/15/2033(b)	2,894,000	3,023,467

6.50%, 11/15/2043	1,783,000	1,863,727

McCormick & Co., Inc., 4.95%, 04/15/2033(b)	1,138,000	1,090,789
Minerva Luxembourg S.A. (Brazil),

4.38%, 03/18/2031(c)	16,196,000	12,830,408

8.88%, 09/13/2033(c)	6,550,000	6,616,482

		41,703,511

Paper & Plastic Packaging Products & Materials–0.04%

Sealed Air Corp., 7.25%, 02/15/2031(c)	1,925,000	1,973,029

Paper Products–0.00%

Suzano Austria GmbH (Brazil), 7.00%, 03/16/2047(c)	205,000	205,929

Passenger Airlines–0.32%

American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	493,062	401,631

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(c)	2,223,777	1,866,617
Delta Air Lines, Inc./SkyMiles IP Ltd.,

4.50%, 10/20/2025(c)	975,733	952,547

4.75%, 10/20/2028(c)	2,618,315	2,515,620
United Airlines Pass-Through Trust, Series 2020-1, Class A,

5.88%, 10/15/2027	1,409,777	1,405,598

5.80%, 07/15/2037	7,960,000	7,663,960

		14,805,973

Personal Care Products–0.30%
Kenvue, Inc.,

5.35%, 03/22/2026	782,000	787,946

5.05%, 03/22/2028	1,845,000	1,858,493

5.00%, 03/22/2030	3,446,000	3,464,452

4.90%, 03/22/2033	4,805,000	4,765,589

5.10%, 03/22/2043	1,791,000	1,745,601

5.20%, 03/22/2063	1,740,000	1,664,369

		14,286,450

Pharmaceuticals–1.06%
Bayer US Finance LLC (Germany),

6.25%, 01/21/2029(b)(c)	5,567,000	5,593,148

6.38%, 11/21/2030(b)(c)	9,971,000	9,947,761

6.50%, 11/21/2033(c)	8,812,000	8,760,107
Bristol-Myers Squibb Co.,

5.90%, 11/15/2033(b)	4,243,000	4,467,229

6.25%, 11/15/2053(b)	2,781,000	3,031,579

6.40%, 11/15/2063	6,865,000	7,575,876

	Principal Amount	Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,

5.00%, 05/17/2053(b)	$1,877,000	$1,807,405

5.15%, 05/17/2063(b)	1,204,000	1,172,078
Pfizer Investment Enterprises Pte. Ltd.,

4.75%, 05/19/2033	710,000	690,984

5.30%, 05/19/2053	6,804,000	6,638,997

		49,685,164

Precious Metals & Minerals–0.00%

ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(c)(f)(i)	200,000	0

Property & Casualty Insurance–0.04%

Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,812,000	1,810,478

Rail Transportation–0.42%

Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(c)	300,000	260,441

Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	209,000	132,480
Norfolk Southern Corp.,

5.05%, 08/01/2030(b)	3,325,000	3,307,543

5.55%, 03/15/2034	3,878,000	3,938,515

5.35%, 08/01/2054(b)	4,556,000	4,356,672

5.95%, 03/15/2064	4,923,000	5,034,888

Union Pacific Corp., 5.15%, 01/20/2063	3,090,000	2,876,534

		19,907,073

Real Estate Development–0.61%
Agile Group Holdings Ltd. (China),

5.75%, 01/02/2025(c)	390,000	80,258

5.50%, 04/21/2025(c)	4,142,000	728,826

Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(c)	200,000	181,876

Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(c)	935,000	85,730
Logan Group Co. Ltd. (China),

4.25%, 07/12/2025(c)(f)	2,055,000	164,400

4.50%, 01/13/2028(c)(f)	1,750,000	144,375

Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(b)	26,188,000	26,778,103

Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)(f)	2,251,000	182,961

Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	2,025,000	127,879

		28,474,408

Regional Banks–1.00%

Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(c)	200,000	185,378

Citizens Financial Group, Inc., 5.64%, 05/21/2037(d)	2,044,000	1,740,306

Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	10,526,000	10,548,943

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Regional Banks–(continued)

M&T Bank Corp., 5.05%, 01/27/2034(b)(d)	$2,153,000	$1,931,101

Morgan Stanley Bank N.A., 5.88%, 10/30/2026	9,034,000	9,181,365
Truist Financial Corp.,

6.05%, 06/08/2027(b)(d)	3,797,000	3,803,398

4.87%, 01/26/2029(b)(d)	2,321,000	2,225,820

7.16%, 10/30/2029(d)	5,658,000	5,917,398

4.92%, 07/28/2033(d)	4,280,000	3,795,930

6.12%, 10/28/2033(d)	2,023,000	1,996,915

5.12%, 01/26/2034(d)	2,048,000	1,884,686

5.87%, 06/08/2034(b)(d)	4,074,000	3,968,900

		47,180,140

Reinsurance–0.12%
Global Atlantic (Fin) Co.,

7.95%, 06/15/2033(b)(c)	291,000	314,057

4.70%, 10/15/2051(c)(d)	6,415,000	5,332,799

		5,646,856

Renewable Electricity–0.01%

Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	200,000	190,865

Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(c)	104,860	97,928

ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(c)	200,000	185,496

		474,289

Restaurants–0.66%

Alsea S.A.B. de C.V. (Mexico), 7.75%, 12/14/2026(c)	400,000	404,654

Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	7,783,000	7,575,622
McDonald’s Corp.,

4.80%, 08/14/2028(b)	10,579,000	10,554,064

4.95%, 08/14/2033(b)	8,807,000	8,740,288

5.15%, 09/09/2052	2,576,000	2,422,867

5.45%, 08/14/2053(b)	1,541,000	1,519,714

		31,217,209

Retail REITs–0.08%

NNN REIT, Inc., 5.60%, 10/15/2033	2,236,000	2,187,961

Realty Income Corp., 5.63%, 10/13/2032(b)	1,457,000	1,468,393

		3,656,354

Self-Storage REITs–0.23%
Extra Space Storage L.P.,

5.70%, 04/01/2028	1,278,000	1,281,271

2.40%, 10/15/2031	482,000	379,741

Public Storage Operating Co., 5.13%, 01/15/2029(b)	898,000	905,250

5.10%, 08/01/2033(b)	5,151,000	5,062,504

5.35%, 08/01/2053	3,087,000	2,972,740

		10,601,506

Semiconductors–0.16%

Broadcom, Inc., 3.19%, 11/15/2036(c)	290,000	221,716

	Principal Amount	Value
Semiconductors–(continued)

Foundry JV Holdco LLC, 5.88%, 01/25/2034(c)	$6,326,000	$6,274,591

SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(c)	600,000	610,386

Skyworks Solutions, Inc., 3.00%, 06/01/2031	279,000	227,596

		7,334,289

Single-Family Residential REITs–0.20%

Invitation Homes Operating

Partnership L.P., 5.45%, 08/15/2030	9,588,000	9,264,132

Sovereign Debt–1.50%
Colombia Government International Bond (Colombia),

8.00%, 04/20/2033	5,622,000	5,849,497

7.50%, 02/02/2034	3,455,000	3,464,200

Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(c)	8,630,000	8,835,690

Dominican Republic International Bond (Dominican Republic), 4.50%, 01/30/2030(c)	200,000	177,285
Egypt Government International Bond (Egypt),

5.25%, 10/06/2025(c)	4,150,000	3,623,054

7.50%, 01/31/2027(c)	4,000,000	3,139,728

Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)(f)	4,937,000	2,146,000

Guatemala Government Bond (Guatemala), 7.05%, 10/04/2032(c)	800,000	808,500

Indonesia Government International Bond (Indonesia), 6.63%, 02/17/2037(c)	400,000	444,424

Israel Government International Bond (Israel), 4.50%, 01/17/2033	200,000	183,995

Istanbul Metropolitan Municipality (Turkey), 10.50%, 12/06/2028(c)	450,000	454,410
Mexico Government International Bond (Mexico),

4.50%, 04/22/2029	200,000	192,414

4.88%, 05/19/2033	200,000	186,205

6.35%, 02/09/2035	3,380,000	3,423,995

6.34%, 05/04/2053	12,774,000	12,218,636

Oman Government International Bond (Oman), 6.00%, 08/01/2029(c)	200,000	203,118

6.25%, 01/25/2031(c)	600,000	617,354

Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	200,000	145,348

Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(c)	5,968,000	6,080,318

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),

5.25%, 11/25/2027(c)	$300,000	$293,509

6.63%, 02/17/2028(c)	5,030,000	5,128,729

3.63%, 03/27/2032(c)	300,000	250,029

7.13%, 01/17/2033(c)	6,774,000	7,028,831

7.63%, 01/17/2053(c)	500,000	525,938
Saudi Government International Bond (Saudi Arabia),

4.38%, 04/16/2029(c)	415,000	404,650

5.00%, 01/18/2053(c)	200,000	171,732

Serbia International Bond (Serbia), 6.50%, 09/26/2033(c)	300,000	295,905

Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(c)	4,275,000	4,261,106

		70,554,600

Specialized Finance–0.02%

Blackstone Private Credit Fund, 2.63%, 12/15/2026	449,000	395,452

India Airport Infra (India), 6.25%, 10/25/2025(c)	400,000	391,962

		787,414

Specialty Chemicals–0.77%
Braskem Idesa S.A.P.I. (Mexico),

7.45%, 11/15/2029(b)(c)	7,775,000	5,281,031

6.99%, 02/20/2032(c)	5,888,000	3,808,711

OCP S.A. (Morocco), 3.75%, 06/23/2031(c)	200,000	165,806
Sasol Financing USA LLC (South Africa),

4.38%, 09/18/2026	8,796,000	7,998,737

6.50%, 09/27/2028	300,000	279,383

8.75%, 05/03/2029(c)	7,995,000	7,976,647

5.50%, 03/18/2031	12,830,000	10,465,779

		35,976,094

Steel–0.09%

CSN Resources S.A. (Brazil), 8.88%, 12/05/2030(c)	670,000	698,924

POSCO (South Korea), 5.75%, 01/17/2028(c)	3,669,000	3,704,408

		4,403,332

Systems Software–0.28%
Oracle Corp.,

6.25%, 11/09/2032(b)	4,034,000	4,249,828

4.90%, 02/06/2033	3,854,000	3,709,173

6.90%, 11/09/2052(b)	2,870,000	3,203,540

5.55%, 02/06/2053(b)	1,884,000	1,777,815

		12,940,356

Technology Hardware, Storage & Peripherals–0.01%

Lenovo Group Ltd. (China), 6.54%, 07/27/2032(c)	400,000	414,338

Tobacco–1.04%
B.A.T Capital Corp. (United Kingdom),

7.08%, 08/02/2043	1,035,000	1,054,285

7.08%, 08/02/2053	1,728,000	1,755,038

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc.,

5.00%, 11/17/2025(b)	$1,324,000	$1,318,149

5.13%, 11/17/2027	3,715,000	3,720,336

4.88%, 02/15/2028(b)	8,162,000	8,077,461

5.25%, 09/07/2028(b)	6,333,000	6,365,561

5.13%, 02/15/2030(b)	9,076,000	8,959,870

5.75%, 11/17/2032	2,181,000	2,232,267

5.38%, 02/15/2033	9,870,000	9,726,339

5.63%, 09/07/2033	5,540,000	5,570,401

		48,779,707

Trading Companies & Distributors–0.43%

AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(d)	8,778,000	8,780,475

Air Lease Corp., 3.63%, 12/01/2027	340,000	315,099

Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(c)	4,811,000	4,801,185
Triton Container International Ltd. (Bermuda),

2.05%, 04/15/2026(b)(c)	3,184,000	2,877,876

3.15%, 06/15/2031(c)	4,704,000	3,609,506

		20,384,141

Transaction & Payment Processing Services–0.38%
Fiserv, Inc.,

5.38%, 08/21/2028	7,118,000	7,184,121

5.63%, 08/21/2033	5,432,000	5,463,482

Mastercard, Inc., 4.85%, 03/09/2033(b)	5,163,000	5,141,944

		17,789,547

Wireless Telecommunication Services–0.60%

Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(c)	200,000	196,078

Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(c)	200,000	119,416

SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(c)	325,000	292,579
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,

4.74%, 03/20/2025(c)	1,057,875	1,049,277

5.15%, 03/20/2028(c)	2,533,500	2,498,275
T-Mobile USA, Inc.,

5.05%, 07/15/2033	3,386,000	3,284,271

5.75%, 01/15/2034(b)	6,421,000	6,541,680

5.65%, 01/15/2053	3,680,000	3,597,167

6.00%, 06/15/2054	2,061,000	2,108,019
Vodafone Group PLC (United Kingdom),

4.13%, 06/04/2081(d)	5,448,000	4,400,118

5.13%, 06/04/2081(d)	6,245,000	4,299,122

		28,386,002

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,365,680,877)		2,297,496,317

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–32.57%
Collateralized Mortgage Obligations–0.74%
Fannie Mae REMICs, IO,

7.00%, 05/25/2033(j)	$3,298	$532

6.00%, 07/25/2033(j)	2,619	417
Freddie Mac Multifamily Structured Pass-Through Ctfs.,

Series K038, Class X1, IO, 1.22%, 03/25/2024(k)	19,058,203	23,425

Series K083, Class AM, 4.03%, 10/25/2028(l)	4,736,000	4,530,347

Series K085, Class AM, 4.06%, 10/25/2028(l)	4,736,000	4,543,613

Series K089, Class AM, 3.63%, 01/25/2029(l)	8,018,000	7,547,769

Series K088, Class AM, 3.76%, 01/25/2029(l)	18,944,000	17,951,100

		34,597,203

Federal Home Loan Mortgage Corp. (FHLMC)–2.24%

3.50%, 08/01/2026	91,154	89,264

7.00%, 05/01/2028 to 06/01/2032	264,129	271,651

6.00%, 03/01/2029 to 08/01/2053	62,543,344	62,988,477

7.50%, 05/01/2030 to 05/01/2035	238,147	242,346

8.50%, 08/01/2031	14,550	15,232

3.00%, 02/01/2032	1,008,614	951,580

6.50%, 08/01/2032 to 09/01/2036	62,083	64,807

8.00%, 08/01/2032	10,031	10,385

5.50%, 01/01/2034 to 07/01/2053	30,784,240	30,444,495

5.00%, 07/01/2034 to 06/01/2040	879,225	878,383

4.50%, 02/01/2040 to 10/01/2046	9,707,100	9,388,999

ARM, 4.31% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.06%), 12/01/2036(h)	28,827	29,627

4.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(h)	2,531	2,516

5.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(h)	40,912	40,573

		105,418,335

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.56%

6.50%, 07/01/2028 to 01/01/2037	$41,002	$42,396

7.50%, 02/01/2030 to 08/01/2037	343,975	355,596

9.50%, 04/01/2030	570	575

3.50%, 12/01/2030 to 05/01/2047	24,296,173	22,001,074

7.00%, 03/01/2032 to 02/01/2034	135,625	139,304

8.50%, 10/01/2032	22,599	23,819

5.50%, 04/01/2033 to 09/01/2053	34,112,809	33,689,378

8.00%, 04/01/2033	20,086	21,054

6.00%, 04/01/2037 to 10/01/2039	6,633	6,812

5.00%, 12/01/2039	266,815	266,106

3.00%, 08/01/2043	1,910,223	1,681,091

4.00%, 12/01/2048	16,004,659	14,851,809

ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(h)	46,605	47,513

3.99% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2037(h)	26,262	26,794

4.73% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(h)	14,080	14,003

		73,167,324

Government National Mortgage Association (GNMA)–4.17%

ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(h)	1,934	1,905

4.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(h)	1,000	992

4.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(h)	1,305	1,290

8.00%, 08/15/2025 to 06/15/2026	1,940	1,940

6.56%, 01/15/2027	42,511	43,597

7.00%, 10/15/2028 to 09/15/2032	63,936	63,836

6.00%, 11/15/2028 to 02/15/2033	32,570	33,160

6.50%, 01/15/2029 to 09/15/2034	44,221	45,792

7.50%, 05/15/2031 to 05/15/2032	3,308	3,315

5.50%, 06/15/2035	21,051	20,900

5.00%, 07/15/2035	2,324	2,299

4.00%, 03/20/2048	2,688,288	2,487,068

TBA, 4.50%, 12/01/2053(m)	99,574,000	94,170,767

5.00%, 12/01/2053(m)	23,000,000	22,343,842

5.50%, 12/01/2053(m)	77,448,000	76,890,109

		196,110,812

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Uniform Mortgage-Backed Securities–23.86%
TBA,

4.50%, 12/01/2053(m)	$49,705,000	$46,541,849

5.00%, 12/01/2053(m)	314,042,001	302,215,339

5.50%, 12/01/2053(m)	235,700,000	232,254,292

6.00%, 12/01/2053(m)	227,621,853	228,271,620

2.50%, 01/01/2054(m)	76,374,725	61,929,162

3.00%, 01/01/2054(m)	21,000,000	17,741,720

3.50%, 01/01/2054(m)	212,000,000	186,212,193

4.00%, 01/01/2054(m)	49,704,000	45,199,575

		1,120,365,750

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,526,977,490)		1,529,659,424

Asset-Backed Securities–24.42%
Adjustable Rate Mortgage Trust,

Series 2004-2, Class 6A1, 0.71%, 02/25/2035(l)	189,400	185,926

Series 2005-1, Class 4A1, 4.63%, 05/25/2035(l)	391,493	360,242

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	13,340,000	11,721,663
Angel Oak Mortgage Trust,

Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(l)	923,020	859,398

Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(l)	3,370,146	3,085,682

Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(l)	2,057,803	1,827,923

Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(l)	2,712,006	2,222,408

Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(l)	6,994,122	5,770,404

Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(n)	13,015,607	11,325,233

Series 2023-6, Class A1, 6.50%, 12/25/2067(c)(n)	3,947,495	3,940,198
Avis Budget Rental Car Funding (AESOP) LLC,

Series 2022-1A, Class A, 3.83%, 08/21/2028(c)	20,133,000	18,880,287

Series 2022-1A, Class C, 4.84%, 08/21/2028(c)	5,417,000	5,029,792

Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	3,919,000	3,834,448

Series 2023-2A, Class A, 5.20%, 10/20/2027(c)	2,475,000	2,433,585

Series 2023-4A, Class A, 5.49%, 06/20/2029(c)	13,131,000	12,983,594

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.82% (3 mo. Term SOFR + 1.44%), 07/25/2034(c)(h)	21,505,000	21,500,699

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(l)	4,394,000	4,122,998

	Principal Amount	Value
Bayview MSR Opportunity Master Fund Trust,

Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(l)	$10,576,524	$8,592,997

Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(l)	10,575,707	8,227,743

Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(l)	9,782,945	8,304,416

Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(l)	11,147,472	9,056,869

Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(l)	13,602,043	10,582,187
Bear Stearns Adjustable Rate Mortgage Trust,

Series 2003-6, Class 1A3, 5.50%, 08/25/2033(l)	14,895	14,081

Series 2004-10, Class 21A1, 5.03%, 01/25/2035(l)	254,296	226,743

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	138,327	127,562

Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.45%, 11/25/2034(l)	182,838	178,951
Benchmark Mortgage Trust,

Series 2018-B3, Class C, 4.68%, 04/10/2051(l)	6,921,000	4,969,506

Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,214,537

Series 2019-B14, Class C, 3.90%, 12/15/2062(l)	14,875,350	10,175,001

Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	9,073,929

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(l)	2,179,171	2,017,721
BX Commercial Mortgage Trust,

Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(c)(h)	6,655,000	6,533,036

Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(c)(h)	5,345,000	5,119,451

Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2024(c)(h)	12,367,000	11,851,923
BX Trust,

Series 2022-CLS, Class A, 5.76%, 10/13/2027(c)	4,640,000	4,560,000

Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(h)	10,965,000	10,710,751

Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(h)	6,790,000	6,629,710

Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(h)	3,630,000	3,540,521

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(l)	4,152,583	3,575,548

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Chase Mortgage Finance Corp.,

Series 2016-SH1, Class M3, 3.75%, 04/25/2045(c)(l)	$1,007,163	$867,539

Series 2016-SH2, Class M2, 3.75%, 12/25/2045(c)(l)	3,971,482	3,522,391

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(c)(l)	1,969,860	1,696,821
CIFC Funding Ltd. (Cayman Islands),

Series 2014-5A, Class A1R2, 6.86% (3 mo. Term SOFR + 1.46%), 10/17/2031(c)(h)	4,417,000	4,422,495

Series 2016-1A, Class ARR, 6.68% (3 mo. Term SOFR + 1.34%), 10/21/2031(c)(h)	4,761,000	4,749,821
Citigroup Commercial Mortgage Trust,

Series 2014-GC23, Class B, 4.18%, 07/10/2047(l)	2,816,000	2,661,869

Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,195,305
Citigroup Mortgage Loan Trust,

Series 2004-UST1, Class A4, 5.79%, 08/25/2034(l)	95,664	87,891

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(l)	10,640,632	8,291,503
COLT Mortgage Loan Trust,

Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(l)	65,413	65,020

Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(l)	5,221,751	4,338,731

Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(l)	7,673,185	6,570,578

Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(n)	7,626,441	6,700,252

Series 2022-3, Class A1, 3.90%, 02/25/2067(c)(l)	10,590,088	9,645,951
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.67%, 08/10/2048(l)	5,267,000	4,933,653

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,357	93,522

Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(n)	58,982	58,813
Credit Suisse Mortgage Capital Trust,

Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(l)	1,744,770	1,460,289

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(l)	2,380,252	1,997,745

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(l)	9,864,363	9,079,530

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(l)	5,772,399	4,878,294

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(l)	10,742,635	10,290,204

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,233,705

	Principal Amount	Value

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.16%, 06/25/2034(l)	$501,108	$464,696
DB Master Finance LLC,

Series 2019-1A, Class A23, 4.35%, 05/20/2049(c)	9,776,075	9,145,854

Series 2019-1A, Class A2II, 4.02%, 05/20/2049(c)	10,326,638	9,819,857

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.05%, 06/27/2037(c)(l)	3,246,483	2,800,514

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	18,635,925	16,381,179

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.74% (3 mo. Term SOFR + 1.34%), 01/15/2034(c)(h)	3,239,313	3,217,146
Ellington Financial Mortgage Trust,

Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(l)	2,253,742	2,106,326

Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(l)	387,650	373,231

Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(l)	808,963	664,733

Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(l)	7,315,615	6,017,551

Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(n)	9,742,954	9,443,981

Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(c)(h)	4,827,738	4,737,403
Flagstar Mortgage Trust,

Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(l)	16,763,678	14,186,593

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(l)	3,577,545	3,037,513

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	11,786,710	11,431,084
GCAT Trust,

Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(c)(l)	1,375,555	1,279,917

Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(n)	1,138,746	1,033,707

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(l)	379,062	288,323

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.75% (3 mo. Term SOFR + 1.33%), 01/20/2033(c)(h)	5,015,000	5,003,104

GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.59% (3 mo. Term SOFR + 1.17%), 11/20/2030(c)(h)	12,211,068	12,191,714

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.75% (3 mo. Term SOFR + 1.33%), 10/20/2032(c)(h)	$6,576,000	$6,565,150

Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 6.87% (3 mo. Term SOFR + 1.45%), 07/20/2029(c)(h)	9,901,988	9,895,096

Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.73% (3 mo. Term SOFR + 1.35%), 01/25/2032(c)(h)	15,988,000	15,804,442
GS Mortgage Securities Trust,

Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,078,505

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,138,032

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(l)	8,781,618	7,452,120

GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.02%, 09/25/2035(l)	100,729	89,180

HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 6.35% (1 mo. Term SOFR + 1.01%), 06/20/2035(h)	12,631	11,255
Hertz Vehicle Financing III L.P.,

Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	3,927,000	3,488,220

Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	2,100,000	1,863,241

Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	1,289,000	1,233,046

HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(c)	3,485,000	3,495,001

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.90% (3 mo. Term SOFR + 1.51%), 04/29/2034(c)(h)	11,399,000	11,289,604

IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(i)	1,255,520	1,077,111

IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(c)(i)	12,002,000	11,136,656

IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(i)	15,459,000	15,398,710

Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(c)	5,556,750	5,194,241

	Principal Amount	Value
JP Morgan Mortgage Trust,

Series 2005-A3, Class 1A1, 4.91%, 06/25/2035(l)	$84,309	$78,675

Series 2005-A3, Class 6A5, 4.46%, 06/25/2035(l)	154,789	151,220

Series 2005-A5, Class 1A2, 4.39%, 08/25/2035(l)	76,368	71,457

Series 2007-A4, Class 3A1, 4.36%, 06/25/2037(l)	340,075	262,195

Series 20153, Class B2, 3.64%, 05/25/2045(c)(l)	3,805,671	3,474,491

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(l)	12,250,874	9,591,889
JPMBB Commercial Mortgage Securities Trust,

Series 2013-C17, Class C, 4.96%, 01/15/2047(l)	12,750,000	11,478,188

Series 2015-C31, Class A3, 3.80%, 08/15/2048	918,961	875,047

Series 2016-C1, Class B, 4.86%, 03/17/2049(l)	5,083,000	4,686,053

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	4,698,274

KKR CLO 30 Ltd., Series 30A, Class A1R, 6.68% (3 mo. Term SOFR + 1.28%), 10/17/2031(c)(h)	11,305,000	11,290,812

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	91,026	62,507
Life Mortgage Trust,

Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(c)(h)	6,679,282	6,518,233

Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(c)(h)	10,837,246	10,536,875

Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(c)(h)	4,546,237	4,387,143

MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(c)(l)	11,633,000	10,378,788

Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(c)(h)	7,936,909	7,752,881
Mello Mortgage Capital Acceptance Trust,

Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(l)	6,850,896	5,805,991

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(l)	6,684,501	5,654,711
Merrill Lynch Mortgage Investors Trust,

Series 2005-3, Class 3A, 2.39%, 11/25/2035(l)	374,517	341,848

Series 2005-A5, Class A9, 4.41%, 06/25/2035(l)	376,142	351,046

MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(l)	8,751,851	7,265,931

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
MHP Commercial Mortgage Trust,

Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(c)(h)	$5,810,000	$5,702,433

Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(c)(h)	4,355,000	4,245,473

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(l)	15,769,000	14,465,951
Morgan Stanley Capital I Trust,

Series 2014-150E, Class C, 4.44%, 09/09/2032(c)(l)	3,350,000	2,169,422

Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	15,947,026

Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,217,167

Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(c)(l)	6,250,000	3,403,260

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.68% (3 mo. Term SOFR + 1.28%), 04/19/2030(c)(h)	9,493,885	9,485,208
New Residential Mortgage Loan Trust,

Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(l)	1,532,659	1,398,907

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(l)	2,725,069	2,445,525

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(l)	7,201,043	6,369,383
OBX Trust,

Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(l)	273,524	261,857

Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(l)	9,029,364	7,557,682

Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(c)(l)	10,977,067	9,559,036

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(n)	6,904,461	6,213,463

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(n)	7,063,333	5,674,886

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(l)	7,722,149	6,560,573
OCP CLO Ltd. (Cayman Islands),

Series 2014-7A, Class A1RR, 6.80% (3 mo. Term SOFR + 1.38%), 07/20/2029(c)(h)	11,083,850	11,091,088

Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030(c)(h)	9,329,438	9,316,032

Series 2020-8RA, Class A1, 6.88% (3 mo. Term SOFR + 1.48%), 01/17/2032(c)(h)	17,937,000	17,917,359

	Principal Amount	Value

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.73% (3 mo. Term SOFR + 1.31%), 07/20/2030(c)(h)	$12,906,403	$12,877,080

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.88% (3 mo. Term SOFR + 1.48%), 01/15/2033(c)(h)	16,476,000	16,465,225

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.94% (3 mo. Term SOFR + 1.52%), 01/20/2033(c)(h)	10,543,683	10,556,662

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	21,801,000	17,773,032

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(l)	10,555,586	8,365,019

PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 6.75% (3 mo. Term SOFR + 1.35%), 04/17/2034(c)(h)	9,626,000	9,524,869

Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	7,163,805	6,070,963

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	9,601,015	9,136,424

Provident Home Equity Loan Trust, Series 2000-2, Class A1, 6.00% (1 mo. Term SOFR + 0.65%), 08/25/2031(h)	101,594	91,395

Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(c)	13,619,000	13,743,987

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.67% (3 mo. Term SOFR + 1.30%), 02/20/2030(c)(h)	8,855,959	8,845,447
Residential Mortgage Loan Trust,

Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(l)	302,760	294,560

Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(l)	660,904	628,699

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	6,027,055	5,599,284
Sequoia Mortgage Trust,

Series 2013-3, Class A1, 2.00%, 03/25/2043(l)	351,113	280,611

Series 2013-7, Class A2, 3.00%, 06/25/2043(l)	274,749	233,617
SG Residential Mortgage Trust,

Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(l)	12,778,125	11,233,707

Series 2022-1, Class A2, 3.58%, 03/27/2062(c)(l)	5,367,168	4,642,260

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(c)(l)	363,238	329,488

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Sonic Capital LLC,

Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	$9,123,525	$8,428,933

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	5,449,317	4,508,957

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	5,351,483	4,091,837

STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(l)	4,822,769	4,219,382
Starwood Mortgage Residential Trust,

Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(l)	234,088	218,929

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(l)	2,269,839	2,014,262

Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(l)	13,038,392	10,432,898

Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(l)	9,636,146	8,077,733
Structured Adjustable Rate Mortgage Loan Trust,

Series 2004-12, Class 3A2, 5.92%, 09/25/2034(l)	141,045	136,036

Series 2004-8, Class 3A, 6.17%, 07/25/2034(l)	600,232	568,653

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	81,294	73,327

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	10,288,740	8,900,209
Thornburg Mortgage Securities Trust,

Series 2003-6, Class A2, 6.46% (1 mo. Term SOFR + 1.11%), 12/25/2033(h)	173,225	163,370

Series 2005-1, Class A3, 4.66%, 04/25/2045(l)	353,000	332,382

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.96% (3 mo. Term SOFR + 1.54%), 04/20/2033(c)(h)	9,701,000	9,717,744

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(c)	13,378,000	12,579,754

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(l)	33,507	33,397

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	11,779,640	10,068,085

UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	14,838,022

	Principal Amount	Value

Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(n)	$1,433,545	$1,358,894

Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(n)	1,805,301	1,714,290

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(l)	164,522	162,520

Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(l)	2,251,486	1,898,499

Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(l)	10,282,599	8,693,806

Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(l)	3,029,897	2,726,224

Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(n)	7,205,433	6,290,561

Series 2022-3, Class A1, 4.13%, 02/25/2067(c)(n)	11,182,922	10,176,657

Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(n)	3,556,730	3,478,576

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)(n)	4,737,659	4,749,762

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	2,122,262	1,892,994

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.62%, 11/25/2036(l)	188,875	162,336

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 5.95%, 08/25/2035(l)	82,764	78,704
Wendy’s Funding LLC,

Series 2018-1A, Class A2II, 3.88%, 03/15/2048(c)	10,603,125	9,793,157

Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	4,963,750	4,489,999
WFRBS Commercial Mortgage Trust,

Series 2012-C9, Class D, 4.88%, 11/15/2045(c)(l)	56,726	53,881

Series 2014-C23, Class B, 4.53%, 10/15/2057(l)	4,693,000	3,943,697

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	21,474,209	18,149,301

Total Asset-Backed Securities (Cost $1,283,887,046)		1,146,669,704

U.S. Treasury Securities–7.60%
U.S. Treasury Bills–0.21%

4.75% - 5.29%, 04/18/2024(o)(p)	9,959,000	9,759,795

U.S. Treasury Bonds–1.72%

4.75%, 11/15/2043	15,504,100	15,624,015

4.13%, 08/15/2053	69,619,400	65,126,773

		80,750,788

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Notes–5.67%

2.13%, 11/30/2024	$8,000,000	$7,761,000

5.00%, 10/31/2025	50,770,000	51,004,018

4.63%, 10/15/2026	3,985,000	4,000,100

4.63%, 11/15/2026	21,781,000	21,876,292

4.88%, 10/31/2028	67,787,200	69,460,697

4.88%, 10/31/2030	10,607,300	10,928,005

4.38%, 11/30/2030	3,628,000	3,630,834

4.50%, 11/15/2033	96,549,300	97,756,166

		266,417,112
Total U.S. Treasury Securities (Cost $352,594,448)		356,927,695

	Shares
Preferred Stocks–1.49%
Diversified Banks–0.97%

Citigroup, Inc., 6.25%, Series T, Pfd.(d)	4,092,000	3,984,137

Citigroup, Inc., 5.00%, Series U, Pfd.(d)	10,782,000	10,412,546

Citigroup, Inc., 4.00%, Series W, Pfd.(d)	5,637,000	5,063,249

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	26,164,554

		45,624,486

Diversified Financial Services–0.28%

Apollo Global Management, Inc., 7.63%, Pfd.(d)	508,150	13,323,693

Investment Banking & Brokerage–0.24%

Goldman Sachs Group, Inc. (The), 8.50% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(b)(h)	4,790,000	4,756,289

Morgan Stanley, 6.88%, Series F, Pfd.	249,737	6,318,346

		11,074,635

Total Preferred Stocks (Cost $74,941,111)		70,022,814

	Principal Amount
Agency Credit Risk Transfer Notes–0.77%
Fannie Mae Connecticut Avenue Securities,

Series 2022-R03, Class 1M1, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(h)	$9,855,730	9,954,591

Series 2022-R04, Class 1M1, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(h)	5,010,987	5,051,022

Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(h)	3,274,806	3,326,526

		Principal Amount	Value
Freddie Mac,

Series 2022-DNA3, Class M1A, STACR® , 7.33% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(h)		$7,092,765	$7,170,244

Series 2022-HQA3, Class M1, STACR® , 7.63% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(h)		4,462,444	4,536,707

Series 2023-DNA1, Class M1, STACR® , 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(h)		2,765,133	2,808,413

Series 2020-DNA5, Class M2, STACR® , 8.13% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(h)		3,277,409	3,326,265

Total Agency Credit Risk Transfer Notes (Cost $35,744,821)			36,173,768

Variable Rate Senior Loan Interests–0.36%(q)(r)
Oil & Gas Storage & Transportation–0.36%

NFE Atlantic Holdings LLC, Term Loan B, 10.39%, 10/30/2028 (Cost $16,038,360)		17,433,000	16,822,845

Non-U.S. Dollar Denominated Bonds & Notes–0.34%(s)
Diversified Banks–0.05%

HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(c)	CAD	2,934,000	2,162,079

Integrated Telecommunication Services–0.05%

AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,703,000	2,445,511

Investment Banking & Brokerage–0.05%

GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(c)	GBP	1,650,000	2,167,150

Movies & Entertainment–0.12%

Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	5,311,000	5,799,468

Sovereign Debt–0.03%

Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(c)(f)	EUR	6,000,000	1,415,007

Technology Hardware, Storage & Peripherals–0.04%

Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	2,974,000	2,152,278

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,836,566)			16,141,493

Municipal Obligations–0.14%
California (State of) Health Facilities Financing Authority (Social Bonds),

Series 2022, RB, 4.19%, 06/01/2037		$4,000,000	3,535,324

Series 2022, RB, 4.35%, 06/01/2041		2,980,000	2,559,215

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057	$521,000	$564,651

Total Municipal Obligations (Cost $6,840,562)		6,659,190

	Shares

Exchange-Traded Funds–0.11%

Invesco High Yield Select ETF(t)	10,000	249,000

Invesco Short Duration Bond ETF(t)	12,000	296,341

Invesco Total Return Bond ETF(t)	100,000	4,567,000

Total Exchange-Traded Funds (Cost $6,333,935)		5,112,341

Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%

Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(i)	79	0

Oil & Gas Drilling–0.00%

Vantage Drilling International(u)	95	2,346

Paper & Plastic Packaging Products & Materials–0.00%

WestRock Co.	65	2,676

Specialty Chemicals–0.00%

Ingevity Corp.(u)	10	388

Total Common Stocks & Other Equity Interests (Cost $5,671)		5,410

Money Market Funds–9.77%

Invesco Government & Agency Portfolio, Institutional Class, 5.28%(t)(v)	160,510,885	160,510,885

	Shares	Value
Money Market Funds–(continued)

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(t)(v)	114,614,095	$114,671,402

Invesco Treasury Portfolio, Institutional Class, 5.28%(t)(v)	183,441,011	183,441,011

Total Money Market Funds (Cost $458,582,279)		458,623,298

Options Purchased–0.04%

(Cost $1,756,969)(w)		1,740,210

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-126.54% (Cost $6,151,220,135)		5,942,054,509

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.12%

Invesco Private Government Fund, 5.32%(t)(v)(x)	106,770,395	106,770,395

Invesco Private Prime Fund, 5.55%(t)(v)(x)	274,507,597	274,617,400

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $381,338,790)		381,387,795

TOTAL INVESTMENTS IN SECURITIES–134.66% (Cost $6,532,558,925)		6,323,442,304

OTHER ASSETS LESS LIABILITIES–(34.66)%		(1,627,410,439)

NET ASSETS–100.00%		$4,696,031,865

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $1,779,248,405, which represented 37.89% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $5,220,876, which represented less than 1% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income

Invesco High Yield Select ETF	$249,082	$-	$-	$(82)	$-	$249,000	$4,536

Invesco Short Duration Bond ETF	296,220	-	-	121	-	296,341	4,313

Invesco Total Return Bond ETF	4,596,000	-	-	(29,000)	-	4,567,000	48,964

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	246,646,745	96,952,313	(183,088,173)	-	-	160,510,885	2,576,377

Invesco Liquid Assets Portfolio, Institutional Class	176,146,897	69,251,652	(130,777,267)	49,811	309	114,671,402	1,886,942

Invesco Treasury Portfolio, Institutional Class	281,881,994	110,802,644	(209,243,627)	-	-	183,441,011	2,937,321

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	108,303,142	284,055,267	(285,588,014)	-	-	106,770,395	1,441,479*

Invesco Private Prime Fund	275,096,423	569,065,222	(569,656,911)	49,005	63,661	274,617,400	3,918,406*

Total	$1,093,216,503	$1,130,127,098	$(1,378,353,992)	$69,855	$63,970	$845,123,434	$12,818,338

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

S&P 500 Index	Call	03/15/2024	142	USD	4,620.00	USD	65,604,000	$1,740,210

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	1,993	March-2024	$407,490,649	$1,599,717	$1,599,717

U.S. Treasury Long Bonds	545	March-2024	63,458,438	305,342	305,342

U.S. Treasury Ultra Bonds	1,656	March-2024	203,688,000	3,851,533	3,851,533

Subtotal–Long Futures Contracts				5,756,592	5,756,592

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	3,225	March-2024	(344,596,291)	(1,342,481)	(1,342,481)

U.S. Treasury 10 Year Notes	409	March-2024	(44,906,922)	(173,434)	(173,434)

U.S. Treasury 10 Year Ultra Notes	2,888	March-2024	(327,833,125)	(1,472,346)	(1,472,346)

Subtotal–Short Futures Contracts				(2,988,261)	(2,988,261)

Total Futures Contracts				$2,768,331	$2,768,331

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

02/15/2024	Canadian Imperial Bank of Commerce	CAD	13,219,000	USD	9,632,034	$(120,984)

02/15/2024	UBS	EUR	12,029,000	USD	12,905,012	(230,614)

Total Forward Foreign Currency Contracts						$(351,598)

Abbreviations:

CAD	–Canadian Dollar
EUR	–Euro
USD	–U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$2,275,654,128	$21,842,189	$2,297,496,317

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	1,529,659,424	–	1,529,659,424

Asset-Backed Securities	–	1,119,057,227	27,612,477	1,146,669,704

U.S. Treasury Securities	–	356,927,695	–	356,927,695

Preferred Stocks	45,806,593	24,216,221	–	70,022,814

Agency Credit Risk Transfer Notes	–	36,173,768	–	36,173,768

Variable Rate Senior Loan Interests	–	16,822,845	–	16,822,845

Non-U.S. Dollar Denominated Bonds & Notes	–	16,141,493	–	16,141,493

Municipal Obligations	–	6,659,190	–	6,659,190

Exchange-Traded Funds	5,112,341	–	–	5,112,341

Common Stocks & Other Equity Interests	5,410	–	0	5,410

Money Market Funds	458,623,298	381,387,795	–	840,011,093

Options Purchased	1,740,210	–	–	1,740,210

Total Investments in Securities	511,287,852	5,762,699,786	49,454,666	6,323,442,304

Other Investments - Assets*

Investments Matured	–	268,578	–	268,578

Futures Contracts	5,756,592	–	–	5,756,592

	5,756,592	268,578	–	6,025,170

Other Investments - Liabilities*

Futures Contracts	(2,988,261)	–	–	(2,988,261)

Forward Foreign Currency Contracts	–	(351,598)	–	(351,598)

	(2,988,261)	(351,598)	–	(3,339,859)

Total Other Investments	2,768,331	(83,020)	–	2,685,311

Total Investments	$514,056,183	$5,762,616,766	$49,454,666	$6,326,127,615

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Core Plus Bond Fund